RETIREMENT PLAN BENEFITS	12 Months Ended
Feb. 02, 2018
Retirement Benefits [Abstract]
Retirement Plan Benefits
RETIREMENT PLAN BENEFITS

Defined Benefit Pension Plan

In connection with the EMC merger transaction completed on September 7, 2016, the Company assumed all of EMC's defined benefit obligations and related plan assets, including a noncontributory defined benefit pension plan (the "Pension Plan") which was assumed as a result of EMC's prior acquisition of Data General. Certain of the Company's foreign subsidiaries also have defined benefit pension plans which were assumed as part of the EMC merger transaction and do not have a material impact on the results of operations or financial position of the Company.

Benefits under the Pension Plan are generally based on either career average or final average salaries and creditable years of service as defined in the plan. The annual cost for the Pension Plan is determined using the projected unit credit actuarial cost method that includes actuarial assumptions and estimates which are subject to change. As of December 1999, this plan was frozen, so employees no longer accrue pension benefits for future services. The measurement date for the Pension Plan is the end of the Company's fiscal year.

The following table presents the components of the changes in the Pension Plan benefit obligation for the periods indicated:

Benefit Obligation
(in millions)
Benefit obligation as of September 7, 2016	$590
Interest cost	8
Benefits paid	(11)
Actuarial loss (gain)	(52)
Benefit obligation as of February 3, 2017	535
Interest cost	21
Benefits paid	(24)
Actuarial loss (gain)	14
Benefit obligation as of February 2, 2018	$546

On a weighted-average basis, the assumed discount rate used to determine the benefit obligations at February 2, 2018, February 3, 2017, and September 7, 2016 was 3.8%, 4.1%, and 3.4%, respectively.

The following table presents the components of the changes in the fair value of plan assets for the periods indicated:

Plan Assets
(in millions)
Fair value of plan assets as of September 7, 2016	$493
Actual return on plan assets	(12)
Benefits paid	(11)
Fair value of plan assets as of February 3, 2017	470
Actual return on plan assets	59
Benefits paid	(24)
Fair value of plan assets as of February 2, 2018	$505

The under-funded status of the Pension Plan at February 2, 2018 and February 3, 2017 was $41 million and $65 million, respectively, and is classified as a component of other long-term liabilities in the Consolidated Statements of Financial Position. The Company did not make any significant contributions to the plan for the fiscal year ended February 2, 2018 and for the period from September 7, 2016 through February 3, 2017, and does not expect to make any significant contributions to the Pension Plan in Fiscal 2019.

The following table presents the components of net periodic benefit cost recognized for the periods indicated:

	Fiscal Year Ended
	February 2, 2018	September 7, 2016 through February 3, 2017
	(in millions)
Interest cost	$21	$8
Expected return on plan assets	(30)	(16)
Recognized actuarial loss	—	—
Net periodic benefit cost	$(9)	$(8)

The discount rate and expected long-term rate of return on plan assets used in the accounting for the Pension Plan to determine the net periodic benefit cost for the fiscal year ended February 2, 2018 was 4.1% and 6.5%, respectively. The discount rate and expected long-term rate of return on plan assets used in the accounting for the Pension Plan to determine the net periodic benefit cost for the period from September 7, 2016 through February 3, 2017 was 3.4% and 6.5%, respectively.

For the fiscal year ended February 2, 2018, the Pension Plan had net gains of $39 million that were primarily the result of an increase in the discount rate and the rate of return on plan assets. The net gains were recognized in accumulated other comprehensive loss.

There were no reclassifications from accumulated other comprehensive loss to a component of net periodic benefit cost during the fiscal year ended February 2, 2018. Additionally, the Company expects that none of the total balance included in accumulated other comprehensive loss at February 2, 2018 will be recognized as a component of net periodic benefit cost in Fiscal 2019.

At February 2, 2018, future benefit payments are expected to be paid as follows: $26 million in Fiscal 2019; $28 million in Fiscal 2020; $29 million in Fiscal 2021; $31 million in Fiscal 2022; $32 million in Fiscal 2023; and $173 million thereafter.

Fair Value of Plan Assets — The following table presents the fair value of each class of plan assets by level within the fair value hierarchy as of February 2, 2018 and February 3, 2017:

	February 2, 2018				February 3, 2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Common collective trusts (a)	$—	$350	$—	$350	$—	$331	$—	$331
U.S. Treasury securities	7	—	—	7	1	—	—	1
Corporate debt securities (b)	—	147	—	147	—	137	—	137
Total	$7	$497	$—	504	$1	$468	$—	469
Plan payables, net of accrued interest and dividends (c)				1				1
Total, net				$505				$470
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(a)	Common collective trusts are valued at the net asset value calculated by the fund manager based on the underlying investments and are classified within Level 2 of the fair value hierarchy.

(b)	Corporate debt securities are valued daily at the closing price reported in active U.S. financial markets and are classified within Level 2 of the fair value hierarchy.

(c)	Dividends, accrued interest, and net plan payables are not material to the plan assets and therefore have not been classified into the fair value hierarchy.

Investment Strategy — The Pension Plan's assets are managed by outside investment managers. The Company's investment strategy with respect to plan assets is to achieve a long-term growth of capital, consistent with an appropriate level of risk. The expected long-term rate of return on the plan assets considers the current level of expected returns on risk-free investments (primarily government bonds), the historical level of the risk premium associated with the other asset classes in which the portfolio is invested, and the expectations for future returns of each asset class. The expected return for each asset class was weighted based on the target asset allocation to develop the expected long-term rate of return on assets. As market conditions permit, the Company expects to shift the asset allocation to lower the percentage of investments in equities and increase the percentage of investments in long-duration fixed-income securities. The changes could result in a reduction in the long-term rate of return on the plan assets and increase future pension expense.

The following table presents the target allocation of plan assets as of February 2, 2018, and actual allocation of plan assets as of February 2, 2018 and February 3, 2017:

	Target Allocation	Actual Allocation
	February 2, 2018	February 2, 2018	February 3, 2017
U.S. large capitalization equity securities	25%	27%	27%
U.S. small capitalization equity securities	5	5	5
Foreign equity securities	7	7	7
U.S. long-duration fixed income securities	60	58	57
Below investment grade corporate fixed income securities	3	3	4
Total	100%	100%	100%

Employee Benefit Plans

Dell 401(k) Plan — The Company has a defined contribution retirement plan (the "Dell 401(k) Plan") that complies with Section 401(k) of the Internal Revenue Code. Substantially all Dell employees in the United States before the completion of the EMC merger transaction are eligible to participate in the Dell 401(k) Plan. As of February 2, 2018, the Company matches 100% of each participant's voluntary contributions, subject to a maximum contribution of 6% of the participant's eligible compensation, up to an annual limit of $7,500, and participants vest immediately in all contributions to the Dell 401(k) Plan. The Company's contributions during the fiscal years ended February 2, 2018 and February 3, 2017 were $129 million and $158 million, respectively. The Company's matching contributions as well as participants' voluntary contributions are invested according to each participant's elections in the investment options provided under the 401(k) Plan.

EMC 401(k) Plan — The EMC defined contribution retirement plan (the "EMC 401(k) Plan") was assumed in connection with the EMC merger transaction on September 7, 2016. Effective January 1, 2018, the EMC 401(k) Plan was terminated and participant account balances were transferred to the Dell 401(k) Plan and the newly-created Pivotal defined contribution plan (the "Pivotal 401(k) Plan"). The EMC 401(k) plan complied with Section 401(k) of the Internal Revenue Code for certain employees who were EMC employees before the completion of the EMC merger transaction. Before the transition into the Dell 401(k) Plan and the Pivotal 401(k) Plan on January 1, 2018, the Company's contributions during the fiscal year ended February 2, 2018 to the EMC 401(k) Plan were $94 million. The Company's contributions during the period from September 7, 2016 through February 3, 2017 to the EMC 401(k) Plan were $31 million.

VMware, Inc. has a defined contribution program for certain employees that comply with Section 401(k) of the Internal Revenue Code.